DEBT AND CREDIT AGREEMENTS - Summary of Credit Facilities (Details) - CAD ($)	Dec. 31, 2024	Jun. 01, 2024
Line of Credit Facility [Line Items]
Total Amount	$ 3,300,000,000
Amount Drawn	0
Revolving Credit Facility
Line of Credit Facility [Line Items]
Total Amount	250,000,000	$ 750,000,000
Amount Drawn	0
Hydro One Inc. | Revolving Credit Facility
Line of Credit Facility [Line Items]
Total Amount	3,050,000,000
Amount Drawn	$ 0